Trade and Other Payables (Details) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Current
Trade payables	$ 216,938	$ 699,530
Accrued expenses	435,280	568,988
Other payables	37,108	21,871
Total	$ 689,326	$ 1,290,389